Segment Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment Information
38.	Segment Information

The Group’s packaging and testing services are provided in Taiwan and China. The chief operating decision maker determines the group’s performance based on the geographic perspective. The nature of services, production process, type of customers and service delivery model at these two geographical locations are similar. While the chief operating decision maker receives separate reports for each location, these two operating segments have been aggregated into one reportable segment as they have similar long-term average gross margins and have similar economic characteristics. As a result, the Group discloses a single reporting segment. The Group uses the income from operations as the measurement for segment profit and the basis of performance assessment which is consistent with the basis of preparation of the financial statements.

A.	Breakdown of the revenue from different products and services:

	For the Years Ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Packaging	72,752,428	74,315,486	70,851,943
Testing	9,551,025	10,227,996	11,983,667
Others	536,469	568,431	718,775

	82,839,922	85,111,913	83,554,385

B.	Operations in different geographic areas:

Revenues are summarized by the areas where our customers’ group headquarters locate. In prior years, this information was summarized based on the location of customers’ regional headquarters. Non-current assets, including equity method investment, property, plant and equipment, refundable deposits, and other assets, but not including financial instruments and deferred income tax assets, are categorized by their locations.

	For the Years Ended December 31,
	2015		2016		2017
	Revenues	Noncurrent Assets	Revenues	Noncurrent Assets	Revenues	Noncurrent Assets
	NT$	NT$	NT$	NT$	NT$	NT$
United States	30,076,050	1,553	33,624,139	1,728	32,018,540	1,739
China	21,318,660	8,068,694	22,724,680	9,014,191	24,778,540	11,803,140
Taiwan	18,106,693	59,606,745	19,683,484	59,371,230	15,494,157	54,572,997
Europe	8,470,707	—	6,794,827	—	8,315,142	—
Others	4,867,812	122,748	2,284,783	18,019	2,948,006	—

	82,839,922	67,799,740	85,111,913	68,405,168	83,554,385	66,377,876

C.	Major Customers:

In 2015, 2016 and 2017, operating revenues of $15,096,281, $15,979,382 and $17,091,540 were from customer A, respectively, and the operating revenues of $10,053,063, $11,794,072 and $8,405,084 were from customer B, respectively.